Unaudited Condensed Consolidated Statement of Profit or Loss and Comprehensive Loss - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017 [1]	Jun. 30, 2018	Jun. 30, 2017 [1]
Operating expenses from railroad and related business [abstract]
Revenue		€ 6,543	€ 6,237	€ 16,464	€ 10,121
Research and development costs		(12,523)	(8,420)	(22,821)	(15,427)
Management and administration costs		(2,639)	(3,492)	(5,491)	(7,694)
Other expenses		(3,297)	(2,277)	(5,983)	(4,120)
Total operating expenses		(18,459)	(14,189)	(34,295)	(27,241)
Operating result		(11,916)	(7,952)	(17,831)	(17,120)
Finance income		7,411	420	4,945	610
Finance cost		(1)	(11,962)	(1)	(22,696)
Net finance income / (expense)		7,410	(11,542)	4,944	(22,086)
Result before taxation		(4,506)	(19,494)	(12,887)	(39,206)
Income tax expense		(87)	(107)	(139)	(118)
Result after taxation		(4,593)	(19,601)	(13,026)	(39,324)
Other comprehensive income
Exchange differences from the translation of foreign operations		36	13	21	18
Total other comprehensive income for the period		36	13	21	18
Total comprehensive loss for the period		€ (4,557)	€ (19,588)	€ (13,005)	€ (39,306)
Basic (and diluted) loss per share	[2]	€ (0.20)	€ (1.01)	€ (0.60)	€ (2.07)
Weighted average shares outstanding Basic (and diluted)	[2]	22,628,611	19,392,495	21,809,950	18,976,446

[1]	See Note 3 for details regarding the restatement as a result of a change in accounting policy.
[2]	For the periods included in these financial statements, share options were excluded from the diluted loss per share calculation as the Company was in a loss position in each period presented above. As a result, basic and diluted loss per share is equal.